Loans, borrowings and bank overdrafts	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Loans, borrowings and bank overdrafts

14. Loans, borrowings and bank overdrafts

	As at March 31,
	2023		2024
Non-current
Unsecured Notes 2026 (1)	₹	61,272	₹	62,300
	₹	61,272	₹	62,300
Current
Borrowings from banks	₹	88,745	₹	79,164
Bank overdrafts		19		2
Loans from institutions other than banks		57		-
	₹	88,821	₹	79,166
	₹	150,093	₹	141,466

(1) On June 23, 2021, Wipro IT Services LLC, a wholly owned step-down subsidiary of Wipro Limited, issued US$ 750 million in unsecured notes 2026 (the “Notes”). The Notes bear interest at a rate of 1.50% per annum and will mature on June 23, 2026. Interest on the Notes is payable semi-annually on June 23 and December 23 of each year, commencing from December 23, 2021. The Notes are listed on Singapore Exchange Securities Trading Limited (SGX-ST).

Short-term loans, borrowings and bank overdrafts

The Company had loans, borrowings and bank overdrafts amounting to ₹ 88,764 and ₹ 79,166, as at March 31, 2023 and 2024, respectively. The principal source of borrowings from banks as at March 31, 2024 primarily consists of lines of credit of approximately ₹ 70,228, U.S. Dollar (US$) 782 million, Canadian Dollar (CAD) 10 million, Saudi Riyal (SAR) 20 million, Pound Sterling (GBP) 7 million, Bahraini Dinar (BHD) 1 million, Australian Dollar (AUD $) 90 million, Thai Baht (THB) 5 million, Brazilian Real (BRL) 7 million, Indonesian Rupiah (IDR) 13,000 million, Qatari Riyal (QAR) 10 million and Mexican Peso (MXN) 33 million from bankers for working capital requirements and other short-term needs.

As at March 31, 2024, the Company has unutilized lines of credit aggregating ₹ 28,478, US$ 392 million, CAD 10 million, SAR 20 million, GBP 7 million, BHD 1 million, THB 5 million, BRL 7 million, IDR 13,000 million, QAR 10 million and MXN 33 million. To utilize these unused lines of credit, the Company requires consent of the lender and compliance with certain financial covenants. Significant portion of these lines of credit are revolving credit facilities and floating rate foreign currency loans, renewable on a periodic basis.

Significant portion of these facilities bear floating rates of interest, referenced to country specific official benchmark interest rates and a spread, determined based on market conditions.

Long-term loans and borrowings

	As at March 31, 2023			As at March 31, 2024
Currency	Foreign currency in millions	Indian Rupee		Foreign currency in millions	Indian Rupee		Final maturity
Unsecured Notes 2026
U.S. Dollar (US$)	746	₹	61,272	747	₹	62,300	June-26
Unsecured loans
Indian Rupee (INR)	-		57	-		-	-
		₹	61,329		₹	62,300

Non-current portion of long-term loans and borrowings		₹	61,272		₹	62,300
Current portion of long-term loans and borrowings			57			-

Interest expense on loans, borrowings and bank overdrafts was ₹ 3,261, ₹ 6,648 and ₹ 6,893 for the years ended March 31, 2022, 2023 and 2024, respectively.

Cash and non-cash changes in liabilities arising from financing activities:

					Non-cash changes
	April 1, 2022		Cash flow		Net additions to Lease Liabilities		Effective interest rate adjustment		Foreign exchange movements		March 31, 2023
Borrowings	₹	151,693	₹	(7,876)	₹	-	₹	108	₹	6,149	₹	150,074
Lease Liabilities		24,233		(9,711)		9,021		-		1,030		24,573
	₹	175,926	₹	(17,587)	₹	9,021	₹	108	₹	7,179	₹	174,647

					Non-cash changes
	April 1, 2023		Cash flow		Net additions to Lease Liabilities		Effective interest rate adjustment		Foreign exchange movements		March 31, 2024
Borrowings	₹	150,074	₹	(10,057)	₹	-	₹	112	₹	1,335	₹	141,464
Lease Liabilities		24,573		(10,060)		8,438		-		232		23,183
	₹	174,647	₹	(20,117)	₹	8,438	₹	112	₹	1,567	₹	164,647

Non-fund based

The Company has non-fund based revolving credit facilities in various currencies equivalent to ₹ 50,172 and ₹ 48,536, as at March 31, 2023 and 2024, respectively, towards operational requirements that can be used for the issuance of letters of credit and bank guarantees. As at March 31, 2023, and 2024, an amount of ₹ 34,096, and ₹ 35,081, respectively, was unutilized out of these non-fund based facilities.